UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Robshaw & Julian Associates, Inc.

Address:   6255 Sheridan Drive, Suite 400,
           Williamsville, New York  14221


Form 13F File Number: 28- 7320


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   James P. Julian
Title:  Vice President
Phone:  716-633-6555

Signature,  Place,  and  Date  of  Signing:

/s/ James P. Julian                Williamsville, New York            11/9/2009
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              46

Form 13F Information Table Value Total:  $106,117,204.00
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                 COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
-------------------------------- ----------------- --------- --------- ----------------- ---------- -------- ----------------
                                                                       SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
         NAME OF ISSUER           TITLE OF CLASS     CUSIP     VALUE   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-------------------------------- ----------------- --------- --------- -------- --- ---- ---------- -------- ---- ------ ----
CISCO                            COMMON            17275R102 6,387,822  123,795          SOLE       NONE        x      0    0
WYETH                            COMMON            983024100 5,570,669  114,670          SOLE       NONE        x      0    0
AFLAC INC                        COMMON            1055102   5,061,485  118,425          SOLE       NONE        x      0    0
GOLDMAN SACHS                    COMMON            38141G104 4,511,966   24,475          SOLE       NONE        x      0    0
BP                               COMMON            556221074 4,386,152   82,400          SOLE       NONE        x      0    0
VANGUARD EMERGING MARKETS VIPERS COMMON            922042858 4,319,213  112,100          SOLE       NONE        x      0    0
PEPSICO INC                      COMMON            713448108 3,988,117   67,987          SOLE       NONE        x      0    0
UNITED TECHNOLOGIES              COMMON            913017109 3,911,706   64,200          SOLE       NONE        x      0    0
GENERAL ELECTRIC CO.             COMMON            369604103 3,729,836  227,152          SOLE       NONE        x      0    0
SYSCO CORP                       COMMON            871829107 3,665,723  147,514          SOLE       NONE        x      0    0
TEVA                             COMMON            881624209 3,634,000   71,875          SOLE       NONE        x      0    0
INTEL CORP                       COMMON            458140100 3,584,402  183,158          SOLE       NONE        x      0    0
MICROSOFT                        COMMON            594918104 2,995,738   73,371          SOLE       NONE        x      0    0
AT&T                             COMMON            00206R102 2,756,019  102,037          SOLE       NONE        x      0    0
EXXON CORP                       COMMON            302290101 2,729,580   39,784          SOLE       NONE        x      0    0
SOVRAN SELF STORAGE              COMMON            78462F103 2,701,423   88,775          SOLE       NONE        x      0    0
ILLINOIS TOOL WORKS              COMMON            452308109 2,632,644   61,640          SOLE       NONE        x      0    0
PROCTOR & GAMBLE                 COMMON            742718109 2,612,192   45,100          SOLE       NONE        x      0    0
JOY GLOBAL                       COMMON            481165108 2,424,977   49,550          SOLE       NONE        x      0    0
IBM                              COMMON            459200101 2,327,013   19,455          SOLE       NONE        x      0    0
CVS                              COMMON            126650100 2,297,189   64,275          SOLE       NONE        x      0    0
PFIZER                           COMMON            717081103 2,196,566  132,723          SOLE       NONE        x      0    0
DONALDSON                        COMMON            257651109 2,125,416   61,375          SOLE       NONE        x      0    0
MC CORMICK                       COMMON            579780206 1,993,975   58,750          SOLE       NONE        x      0    0
WELLS FARGO                      COMMON            949746101 1,930,161   68,494          SOLE       NONE        x      0    0
STRYKER                          COMMON            863667101 1,866,037   41,075          SOLE       NONE        x      0    0
PAYCHEX                          COMMON            704326107 1,798,195   61,900          SOLE       NONE        x      0    0
NOKIA                            COMMON            654902204 1,629,311  111,444          SOLE       NONE        x      0    0
UNITED PARCEL                    COMMON            911312106 1,624,924   28,775          SOLE       NONE        x      0    0
NUCOR                            COMMON            670346105 1,437,331   30,575          SOLE       NONE        x      0    0
SMITH INT'L                      COMMON            832110100 1,324,505   46,150          SOLE       NONE        x      0    0
ECANA                            COMMON            292505104 1,323,590   22,975          SOLE       NONE        x      0    0
BARCLAYS                         COMMON            06738E204 1,310,247   55,425          SOLE       NONE        x      0    0
PHILIP MORRIS INT'L              COMMON            718172109 1,279,425   26,250          SOLE       NONE        x      0    0
HOME DEPOT                       COMMON            437076102 1,167,498   43,825          SOLE       NONE        x      0    0
COCA COLA CO.                    COMMON            191216100   955,860   17,800          SOLE       NONE        x      0    0
J P MORGAN CHASE                 COMMON            46625H100   831,441   18,974          SOLE       NONE        x      0    0
3M                               COMMON            88579Y101   811,800   11,000          SOLE       NONE        x      0    0
MEDTRONIC                        COMMON            585055106   804,080   21,850          SOLE       NONE        x      0    0
VAW                              COMMON            92204A801   763,680   12,000          SOLE       NONE        x      0    0
KIMBERLY CLARK                   COMMON            494368103   684,168   11,600          SOLE       NONE        x      0    0
PRAXAIR                          COMMON            74005P104   528,943    6,475          SOLE       NONE        x      0    0
DU PONT E I DE NEMOURS           COMMON            263534109   525,425   16,348          SOLE       NONE        x      0    0
ALTRIA                           COMMON            02209s103   474,637   26,650          SOLE       NONE        x      0    0
JOHNSON & JOHNSON                COMMON            478160104   267,916    4,400          SOLE       NONE        x      0    0
BRISTOL MYERS                    COMMON            110122108   234,208   10,400          SOLE       NONE        x      0    0


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